J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

JPMorgan BetaBuilders Europe ETF

JPMorgan BetaBuilders Japan ETF

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

Statement of Additional Information dated March 1, 2020, as supplemented

JPMorgan Core Plus Bond ETF

JPMorgan Ultra-Short Municipal Income ETF

Statement of Additional Information dated July 1, 2020, as supplemented

JPMorgan International Growth ETF

Statement of Additional Information dated May 18, 2020, as supplemented

JPMorgan BetaBuilders International Equity ETF

Statement of Additional Information dated December 2, 2019, as supplemented

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

Statement of Additional Information dated March 2, 2020, as supplemented

(series of J.P. Morgan Exchange-Traded Fund Trust)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 18, 2020

to the Statements of Additional Information as dated above

Effective December 21, 2020 (the “Effective Date”), the transaction fees for the Funds will be updated. On the Effective Date, the applicable transaction fee for each impacted Fund as described in the table under the “Purchase and Redemption of Creation Units — Creation and Redemption Transaction Fees” section of each Statement of Additional Information Part I will be deleted and replaced with the following:

Fund	Fee
JPMorgan BetaBuilders Canada ETF	$1,600
JPMorgan BetaBuilders Developed Asia ex-Japan ETF	$4,100
JPMorgan BetaBuilders Europe ETF	$9,400
JPMorgan BetaBuilders International Equity ETF	$16,500
JPMorgan BetaBuilders Japan ETF	$3,200
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	$1,500
JPMorgan Core Plus Bond ETF	$800
JPMorgan Diversified Return Emerging Markets Equity ETF	$18,100
JPMorgan Diversified Return U.S. Equity ETF	$1,200
JPMorgan Diversified Return U.S. Small Cap Equity ETF	$2,000
JPMorgan International Growth ETF	$1,300
JPMorgan Ultra-Short Municipal Income ETF	$900

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-ETF-SAII-1220